Schedule of Investments PIMCO Total Return Fund IV	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.8% ¤
CORPORATE BONDS & NOTES 44.4%
BANKING & FINANCE 21.3%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$600	$587
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		500	497
3.650% due 07/21/2027		200	198
6.100% due 01/15/2027		300	302
Aircastle Ltd.
2.850% due 01/26/2028		300	291
6.500% due 07/18/2028		200	206
Ally Financial, Inc.
6.848% due 01/03/2030 •		400	416
American Honda Finance Corp.
4.550% due 04/10/2028		400	399
American Tower Corp.
3.900% due 05/16/2030	EUR	600	701
Athene Global Funding
5.339% due 01/15/2027		$500	502
5.583% due 01/09/2029		700	710
Aviation Capital Group LLC
5.125% due 04/10/2030		600	602
5.375% due 07/15/2029		100	101
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	510
6.375% due 05/04/2028		500	513
Banco Santander SA
5.552% due 03/14/2028 •		400	403
Bank Leumi Le-Israel BM
5.343% due 06/29/2029		200	201
Bank of America Corp.
3.974% due 02/07/2030 •		500	491
4.376% due 04/27/2028 •		500	500
5.202% due 04/25/2029 •		800	808
5.933% due 09/15/2027 •		600	602
6.204% due 11/10/2028 •		800	817
Bank of Montreal
4.309% due 06/01/2027	CAD	200	143
Barclays PLC
5.128% (SOFRRATE + 1.490%) due 03/12/2028 ~		$500	503
5.518% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	401
7.437% due 11/02/2033 •		600	669
BGC Group, Inc.
6.150% due 04/02/2030		600	612
6.600% due 06/10/2029		600	619
BNP Paribas SA
5.283% due 11/19/2030 •		600	607
5.497% due 05/20/2030 •		500	509
BPCE SA
5.716% due 01/18/2030 •		500	510
5.876% due 01/14/2031 •		600	617
6.714% due 10/19/2029 •		500	520
Brown & Brown, Inc.
4.700% due 06/23/2028		600	600
Cantor Fitzgerald LP
7.200% due 12/12/2028		500	519
Capital One Financial Corp.
5.700% due 02/01/2030 •		300	306
Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		1,200	1,153
Charles Schwab Corp.
6.196% due 11/17/2029 •		175	181
Citadel Finance LLC
5.150% due 02/14/2031		700	684
Citadel Securities Global Holdings LLC
5.125% due 01/27/2032		300	296
5.500% due 06/18/2030		600	608
Citibank NA
4.846% due 06/18/2032 •		300	300
Citigroup, Inc.
5.174% due 02/13/2030 •		100	101
Constellation Global Funding
4.850% due 10/22/2030		700	686

See Accompanying Notes	1

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Consumers Securitization Funding LLC
5.210% due 09/01/2031	500	508
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •	500	509
5.564% due 02/28/2029 •	300	305
Credit Agricole SA
6.316% due 10/03/2029 •	300	310
Crown Castle, Inc.
3.800% due 02/15/2028	500	494
5.600% due 06/01/2029	100	102
Danske Bank AS
4.999% due 03/27/2032 •	400	400
Deutsche Bank AG
5.060% due 04/14/2032 •	150	150
6.819% due 11/20/2029 •	500	523
DNB Bank ASA
4.832% due 03/30/2032 •	400	399
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	400	395
Equitable Financial Life Global Funding
5.000% due 03/27/2030	600	602
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~	300	300
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	201
5.875% due 11/07/2029	600	607
7.350% due 11/04/2027	300	308
FS KKR Capital Corp.
6.875% due 08/15/2029	700	702
General Motors Financial Co., Inc.
4.977% (SOFRINDX + 1.350%) due 05/08/2027 ~	500	503
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031	500	472
Goldman Sachs Bank USA
4.656% due 06/03/2029 •	500	500
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	100	99
4.692% due 10/23/2030 •	600	597
5.049% due 07/23/2030 •	400	402
5.682% (US0003M + 1.750%) due 10/28/2027 ~	900	905
Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028	300	298
Golub Capital BDC, Inc.
7.050% due 12/05/2028	500	514
HSBC Holdings PLC
2.013% due 09/22/2028 •	400	388
5.130% due 03/03/2031 •	600	604
7.390% due 11/03/2028 •	1,000	1,036
Hudson Pacific Properties LP
4.650% due 04/01/2029	500	475
ING Groep NV
4.017% due 03/28/2028 •	800	797
5.066% due 03/25/2031 •	800	807
Intercontinental Exchange, Inc.
3.950% due 12/01/2028	200	197
4.200% due 03/15/2031	200	196
JPMorgan Chase & Co.
4.005% due 04/23/2029 •	100	99
4.560% (SOFRRATE + 0.930%) due 07/22/2028 ~	200	201
4.603% due 10/22/2030 •	600	597
4.830% (SOFRRATE + 1.200%) due 01/23/2028 ~	100	100
5.299% due 07/24/2029 •	500	507
6.070% due 10/22/2027 •	500	502
JPMorgan Chase Bank NA
4.638% (SOFRRATE + 1.000%) due 12/08/2026 ~	500	501
Kilroy Realty LP
6.250% due 01/15/2036	300	305
Lloyds Banking Group PLC
4.692% (SOFRINDX + 1.060%) due 11/26/2028 ~	200	201
5.087% due 11/26/2028 •	200	201
LPL Holdings, Inc.
5.200% due 03/15/2030	600	604
Lseg U.S. Fin Corp.
4.250% due 03/23/2029	400	395
LXP Industrial Trust
2.375% due 10/01/2031	300	263
Marsh & McLennan Cos., Inc.
4.327% (SOFRINDX + 0.700%) due 11/08/2027 ~	300	301
MassMutual Global Funding II
4.300% due 10/22/2027	600	600
5.050% due 12/07/2027	600	606
Mercury General Corp.
4.400% due 03/15/2027	500	500
Mitsubishi UFJ Financial Group, Inc.
5.197% due 01/16/2031 •	600	608

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Mizuho Bank Ltd.
4.395% due 04/16/2029		300	299
4.695% due 04/16/2031		400	401
Morgan Stanley
4.654% (SOFRRATE + 1.020%) due 04/13/2028 ~		900	903
4.654% due 10/18/2030 •		600	597
5.123% due 02/01/2029 •		500	503
5.449% due 07/20/2029 •		500	507
5.652% due 04/13/2028 •		300	303
5.656% due 04/18/2030 •		200	204
Morgan Stanley Bank NA
4.713% (SOFRRATE + 1.080%) due 01/14/2028 ~		500	502
Morgan Stanley Private Bank NA
4.403% (SOFRRATE + 0.770%) due 07/06/2028 ~		1,300	1,302
Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030		400	403
5.450% due 12/12/2028		500	509
Nationwide Building Society
6.557% due 10/18/2027 •		500	503
NatWest Group PLC
4.983% due 06/18/2032 •		400	400
5.583% due 03/01/2028 •		500	504
NatWest Markets PLC
5.022% due 03/21/2030		900	907
Newmark Group, Inc.
7.500% due 01/12/2029		500	524
Nippon Life Insurance Co.
4.748% due 04/02/2031		400	398
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	198
5.688% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	497
Nomura Holdings, Inc.
2.172% due 07/14/2028		100	95
Northwestern Mutual Global Funding
4.900% due 06/12/2028		500	504
Nuveen LLC
5.550% due 01/15/2030		500	508
Pacific Life Global Funding II
4.500% due 08/28/2029		600	595
Piedmont Operating Partnership LP
3.150% due 08/15/2030		1,200	1,102
Pricoa Global Funding I
4.650% due 08/27/2031		600	596
Principal Life Global Funding II
4.950% due 11/27/2029		400	402
Prologis LP
4.200% due 02/15/2033	CAD	900	640
Protective Life Global Funding
5.467% due 12/08/2028		$500	509
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200	201
Realty Income Corp.
3.375% due 06/20/2031	EUR	300	340
RGA Global Funding
5.448% due 05/24/2029		$100	102
5.500% due 01/11/2031		500	513
Royal Bank of Canada
4.900% due 01/12/2028		300	302
Sammons Financial Group, Inc.
6.875% due 04/15/2034		600	643
Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		600	613
6.499% due 03/09/2029 •		300	308
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		475	475
SBA Tower Trust
2.328% due 07/15/2052		900	867
Sixth Street Lending Partners
6.125% due 07/15/2030		300	302
Societe Generale SA
4.857% due 07/07/2029 •(b)		800	800
Standard Chartered PLC
6.750% due 02/08/2028 •		100	101
State Street Bank & Trust Co.
4.782% due 11/23/2029		250	253
Stellantis Financial Services U.S. Corp.
5.800% due 06/15/2031		600	593
Stifel Financial Corp.
4.000% due 05/15/2030		1,300	1,257
Sumisho Air Lease Corp.
4.850% due 03/24/2031		400	396
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	849
5.240% due 04/15/2030		500	508
5.316% due 07/09/2029		600	610

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Toronto-Dominion Bank
4.210% due 06/01/2027	CAD	800	570
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,271
4.194% due 04/01/2031 •		$300	293
4.588% due 08/10/2032 •		600	589
5.428% due 02/08/2030 •		700	710
6.246% due 09/22/2029 •		500	516
VICI Properties LP
5.625% due 04/01/2035		600	601
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	490
3.526% due 03/24/2028 •		800	794
5.244% due 01/24/2031 •		600	608
6.303% due 10/23/2029 •		500	517

			76,504

INDUSTRIALS 15.8%
Abu Dhabi National Energy Co. PJSC
4.375% due 10/09/2031		600	585
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		300	296
Airbnb, Inc.
4.400% due 03/16/2029		400	398
Altria Group, Inc.
4.875% due 02/04/2028		600	603
American Airlines Pass-Through Trust
3.200% due 12/15/2029		674	655
3.500% due 08/15/2033		877	807
Amrize Finance U.S. LLC
4.950% due 04/07/2030		400	403
AppLovin Corp.
5.125% due 12/01/2029		700	706
Arrow Electronics, Inc.
5.150% due 08/21/2029		600	606
BAT Capital Corp.
6.343% due 08/02/2030		500	529
Baxter International, Inc.
4.900% due 12/15/2030		500	496
Bayer U.S. Finance II LLC
4.375% due 12/15/2028		1,600	1,583
Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	211
Beignet Investor LLC
6.581% due 05/30/2049		3,540	3,613
Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		900	579
BMW U.S. Capital LLC
4.300% due 03/17/2028		400	398
5.050% due 03/21/2030		600	605
Canadian Natural Resources Ltd.
5.000% due 12/15/2029		300	303
CDW LLC/CDW Finance Corp.
5.100% due 03/01/2030		600	599
Centene Corp.
2.500% due 03/01/2031		550	481
2.625% due 08/01/2031		150	131
3.000% due 10/15/2030		400	362
4.625% due 12/15/2029		500	485
Cheniere Energy Partners LP
3.250% due 01/31/2032		500	458
4.500% due 10/01/2029		200	199
Cheniere Energy, Inc.
5.650% due 04/15/2034		500	513
Cigna Group
5.000% due 05/15/2029		500	506
Constellation Brands, Inc.
4.800% due 01/15/2029		375	376
CVS Health Corp.
5.250% due 01/30/2031		400	407
Daimler Truck Finance North America LLC
4.597% (SOFRRATE + 0.960%) due 09/25/2027 ~		600	602
5.000% due 01/15/2027		500	502
Delta Air Lines Pass-Through Trust
2.000% due 12/10/2029		769	743
Discovery Global Holdings, Inc.
3.755% due 03/15/2027		285	283
DT Midstream, Inc.
5.800% due 12/15/2034		750	767
Energy Transfer LP
6.100% due 12/01/2028		200	206
Equifax, Inc.
4.800% due 09/15/2029		600	601
Expand Energy Corp.
5.700% due 01/15/2035		300	304

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Expedia Group, Inc.
3.250% due 02/15/2030		800	760
Ferguson Enterprises, Inc.
4.350% due 03/15/2031		600	589
Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026		1,200	1,185
Gartner, Inc.
3.750% due 10/01/2030		350	320
Green Palm Bidco SARL
5.957% due 06/30/2041		300	303
6.462% due 06/30/2046		400	406
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042		200	204
6.129% due 02/23/2038		200	207
6.510% due 02/23/2042		300	317
Harbour Energy PLC
6.327% due 04/01/2035		400	408
HCA, Inc.
4.125% due 06/15/2029		500	492
5.200% due 06/01/2028		585	591
Hyatt Hotels Corp.
5.250% due 06/30/2029		600	609
5.750% due 03/30/2032		600	619
Hyundai Capital America
1.800% due 01/10/2028		100	96
5.150% due 03/27/2030		600	605
5.250% due 01/08/2027		400	402
5.950% due 09/21/2026		500	502
6.500% due 01/16/2029		600	623
Illumina, Inc.
4.650% due 09/09/2026		500	500
Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		1,600	1,192
JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,043	925
Las Vegas Sands Corp.
5.300% due 05/15/2031		500	498
Maple Parent Holdings Corp.
4.728% due 03/26/2035	EUR	300	353
Marriott International, Inc.
5.550% due 10/15/2028		$500	510
Mars, Inc.
5.200% due 03/01/2035		600	603
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		600	602
Mobility Global, Inc.
5.450% due 06/15/2031		600	607
National Fuel Gas Co.
5.500% due 03/15/2030		600	611
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		1,100	1,083
NTT Finance Corp.
4.620% due 07/16/2028		261	260
Oracle Corp.
4.800% due 08/03/2028		600	599
6.150% due 11/09/2029		300	308
Paramount Global
2.900% due 01/15/2027		100	99
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	500	581
Quanta Services, Inc.
4.300% due 08/09/2028		$600	598
Quest Diagnostics, Inc.
4.625% due 12/15/2029		600	600
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		2,120	2,114
Roche Holdings, Inc.
4.790% due 03/08/2029		500	504
Rogers Communications, Inc.
3.650% due 03/31/2027	CAD	600	425
Salesforce, Inc.
4.500% due 03/15/2028		$400	400
4.650% due 03/15/2029		400	400
Santos Finance Ltd.
3.649% due 04/29/2031		600	561
5.750% due 11/13/2035		500	504
Saudi Arabian Oil Co.
4.375% due 02/02/2031		300	294
ServiceNow, Inc.
4.700% due 08/15/2031		500	498
Snam SpA
5.750% due 05/28/2035		400	412
South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029		600	602
Southern Co.
3.700% due 04/30/2030		1,000	967

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		1,237	1,200
Stryker Corp.
3.375% due 09/11/2032	EUR	200	228
Syensqo Finance America LLC
5.650% due 06/04/2029		$600	614
T-Mobile USA, Inc.
2.050% due 02/15/2028		100	96
4.800% due 07/15/2028		300	301
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	12	17
9.750% due 10/10/2027 «		3	4
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$847	773
3.450% due 06/01/2029		155	152
UnitedHealth Group, Inc.
4.250% due 01/15/2029		800	796
VMware LLC
1.800% due 08/15/2028		1,000	946
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		1,200	1,205
5.350% due 03/27/2030		600	607
Zimmer Biomet Holdings, Inc.
5.350% due 12/01/2028		500	508

			56,796

UTILITIES 7.3%
AES Corp.
2.450% due 01/15/2031		200	178
5.450% due 06/01/2028		400	405
Alliant Energy Finance LLC
5.400% due 06/06/2027		600	604
Ameren Corp.
5.000% due 01/15/2029		500	504
Black Hills Corp.
4.550% due 01/31/2031		700	690
Boston Gas Co.
3.001% due 08/01/2029		1,200	1,138
DTE Energy Co.
5.100% due 03/01/2029		500	506
Edison International
4.125% due 03/15/2028		200	197
Emera U.S. Finance LP
2.639% due 06/15/2031		500	449
ENEL Finance International NV
1.625% due 07/12/2026		1,000	999
2.500% due 07/12/2031		1,000	891
Entergy Corp.
2.950% due 09/01/2026		2,700	2,694
EPH Financing International AS
6.651% due 11/13/2028	EUR	400	486
Evergy, Inc.
4.250% due 03/15/2029		$500	494
Exelon Corp.
5.150% due 03/15/2028		500	505
Florida Power & Light Co.
5.050% due 04/01/2028		600	607
FORESEA Holding SA
7.500% due 06/15/2030		236	233
Monongahela Power Co.
3.550% due 05/15/2027		1,400	1,387
New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,053
2.150% due 10/01/2031		900	790
NorthWestern Corp.
5.073% due 03/21/2030		800	808
Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031		500	495
ONEOK, Inc.
3.250% due 06/01/2030		600	566
4.400% due 10/15/2029		300	297
6.500% due 09/01/2030		600	631
Pacific Gas & Electric Co.
2.500% due 02/01/2031		700	628
4.200% due 03/01/2029		100	99
PacifiCorp
4.250% due 03/15/2029		200	198
5.300% due 02/15/2031		900	914
5.800% due 04/15/2036		300	308
PG&E Recovery Funding LLC
5.231% due 06/01/2042		600	599
Rio Oil Finance Trust
9.750% due 01/06/2027		321	326
San Diego Gas & Electric Co.
1.700% due 10/01/2030		500	442

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Sempra
4.313% (SOFRINDX + 0.670%) due 01/07/2028 ~	800	804
SGSP Australia Assets Pty. Ltd.
3.250% due 07/29/2026	1,500	1,500
Southern California Edison Co.
2.250% due 06/01/2030	1,400	1,271
4.125% due 03/01/2048	100	75
4.875% due 02/01/2027	300	300
5.150% due 06/01/2029	100	101
Telefonica Europe BV
8.250% due 09/15/2030	200	225
Virginia Power Fuel Securitization LLC
5.088% due 05/01/2029	144	145
Vistra Operations Co. LLC
4.550% due 10/30/2028	100	99
5.000% due 04/30/2031	400	397

		26,038

Total Corporate Bonds & Notes (Cost $159,936)		159,338

MUNICIPAL BONDS & NOTES 0.7%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	350	366

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	800	790

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.169% due 04/01/2041	400	404

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,000	906

Total Municipal Bonds & Notes (Cost $2,550)		2,466

U.S. GOVERNMENT AGENCIES 42.2%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052 - 09/01/2052	29,488	25,770
4.000% due 10/01/2052	170	159
5.000% due 06/01/2028 - 09/01/2053	927	922
5.500% due 04/01/2038 - 01/01/2055	1,428	1,440
6.000% due 10/01/2053 - 06/01/2054	596	610
Federal Home Loan Mortgage Corp. REMICS
3.897% due 10/15/2043 •	200	197
4.528% due 12/25/2055 •	701	705
4.642% due 07/25/2056 •	200	200
4.650% due 07/25/2056 •	500	501
4.828% due 02/25/2055 •	412	417
4.928% due 05/25/2054 •	538	540
Federal National Mortgage Association
3.000% due 06/01/2029 - 07/01/2052	5,301	4,636
3.500% due 03/01/2048	55	51
4.000% due 11/01/2047 - 06/01/2052	2,059	1,954
4.500% due 01/01/2041 - 05/01/2053	565	546
5.000% due 07/01/2053	1,970	1,951
5.500% due 02/01/2036 - 05/01/2036	24	25
5.984% due 01/01/2036 •	472	490
6.224% due 05/01/2038 •	261	271
Federal National Mortgage Association REMICS
0.408% due 02/25/2033 •	1,868	1,682
3.000% due 10/25/2040	349	333
4.728% due 10/25/2055 •	635	638
4.828% due 12/25/2053 •	296	298
Government National Mortgage Association
3.000% due 11/15/2049	416	370
4.000% due 09/15/2049	186	174
5.000% due 05/15/2047 - 09/15/2047	69	69
Government National Mortgage Association REMICS
0.000% due 11/20/2039 (a)(c)	1,410	1,178
4.085% due 05/20/2047 •	333	322
4.221% due 02/20/2067 •	199	199
4.225% due 04/20/2065 •	48	48
4.231% due 06/20/2067 •	45	45
4.381% due 09/20/2065 •	454	455
4.409% due 01/20/2073 •	477	481
4.489% due 03/20/2073 •	554	558
4.509% due 11/20/2073 •	945	959
4.511% due 08/20/2066 - 08/20/2067 •	738	741

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

4.561% due 05/20/2066 - 06/20/2066 •	656	658
4.629% due 12/20/2072 •	391	398
4.659% due 12/20/2073 •	474	483
4.749% due 11/20/2072 •	672	686
5.197% due 06/20/2067 •	763	771
Government National Mortgage Association, TBA
4.000% due 07/01/2056	2,900	2,696
4.500% due 07/01/2056	3,100	2,978
5.000% due 07/01/2056	3,560	3,510
6.000% due 09/01/2056	1,800	1,834
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056	8,690	8,122
4.500% due 07/01/2056 - 08/01/2056	9,200	8,811
5.000% due 07/01/2056	13,460	13,228
5.500% due 08/01/2056	50,225	50,319
6.000% due 09/01/2056	6,980	7,107

Total U.S. Government Agencies (Cost $152,032)		151,536

U.S. TREASURY OBLIGATIONS 20.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,300	2,781
1.375% due 08/15/2050	500	245
1.625% due 11/15/2050	500	261
1.750% due 08/15/2041	400	268
1.875% due 02/15/2051	2,650	1,474
1.875% due 11/15/2051	925	509
2.000% due 11/15/2041	400	277
2.000% due 02/15/2050	1,900	1,108
2.000% due 08/15/2051	2,725	1,552
2.250% due 05/15/2041	300	219
2.250% due 08/15/2049	5,568	3,465
2.375% due 11/15/2049	500	319
2.375% due 05/15/2051	80	50
2.500% due 02/15/2045	5,800	4,069
2.750% due 08/15/2042	400	306
2.875% due 05/15/2049	400	284
3.000% due 02/15/2048	300	221
3.000% due 08/15/2048	300	220
3.000% due 02/15/2049	200	146
3.125% due 02/15/2043 (h)	1,930	1,544
3.125% due 08/15/2044	4,300	3,366
3.250% due 05/15/2042	1,400	1,153
3.375% due 08/15/2042	342	285
3.375% due 11/15/2048	1,300	1,017
3.750% due 08/15/2041	12,194	10,843
3.750% due 11/15/2043 (h)	2,500	2,162
3.875% due 02/15/2043	1,000	886
3.875% due 05/15/2043	2,632	2,327
4.000% due 11/15/2042	1,147	1,035
4.250% due 08/15/2054	1,800	1,607
4.375% due 05/15/2041	1,828	1,752
4.375% due 08/15/2043	1,808	1,701
4.500% due 02/15/2044	1,436	1,368
4.500% due 11/15/2054	400	372
4.625% due 05/15/2044	900	870
4.625% due 05/15/2054	1,300	1,235
4.625% due 11/15/2055	4,600	4,377
4.750% due 08/15/2055	6,600	6,405
4.875% due 08/15/2045	1,017	1,010
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051 (d)	2,430	1,287
0.250% due 02/15/2050 (d)	518	292
0.750% due 02/15/2045 (d)	707	502
0.875% due 02/15/2047 (d)	276	194
1.000% due 02/15/2046 (d)	632	464
1.000% due 02/15/2049 (d)	265	186
1.500% due 02/15/2053 (d)	448	341
2.125% due 02/15/2054 (d)	2,632	2,301
2.375% due 02/15/2055 (d)	633	583
U.S. Treasury Notes
3.875% due 04/15/2029 (h)	2,800	2,779
4.125% due 03/31/2031	199	198
4.375% due 05/15/2036	76	76
4.625% due 04/30/2031	493	502

Total U.S. Treasury Obligations (Cost $80,597)		72,794

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Funding Trust
5.365% due 05/25/2035 ~	290	281
Bear Stearns ARM Trust
5.625% due 02/25/2033 ~	1	1
Benchmark Mortgage Trust
3.976% due 07/15/2051	81	81

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		407	361
4.928% due 06/25/2055 •		358	358
Chase Mortgage Finance Trust
6.244% due 02/25/2037 ~		3	3
Credit Suisse First Boston Mortgage Securities Corp.
3.844% due 09/25/2033 ~		1	1
Cross Mortgage Trust
6.093% due 04/25/2069 þ		248	249
CSWF Corp.
4.807% due 06/15/2034 •		46	46
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP	29	38
Eurosail-U.K. PLC
4.816% due 06/13/2045 •		367	487
GS Mortgage Securities Corp. Trust
4.872% due 07/15/2035 •		$499	327
GSR Mortgage Loan Trust
6.449% due 01/25/2035 ~		111	106
HomeBanc Mortgage Trust
4.263% due 03/25/2035 •		160	132
Impac CMB Trust
4.543% due 10/25/2034 •		107	107
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	473
4.128% due 07/05/2031		500	422
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		671	598
5.990% due 07/25/2064 ~		327	328
Landmark Mortgage Securities No. 3 PLC
4.146% due 04/17/2044 •	GBP	131	172
Ludgate Funding PLC
4.056% due 12/01/2060 •		870	1,136
Mansard Mortgages PLC
4.046% due 04/15/2047 •		163	215
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~		$212	211
Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •		52	50
4.806% due 01/25/2029 •		16	16
Morgan Stanley Capital I Trust
3.436% due 12/15/2049		120	120
New Residential Mortgage Loan Trust
6.864% due 10/25/2063 þ		242	242
NYMT Loan Trust
3.750% due 02/25/2068 ~		389	360
OBX Trust
3.699% due 04/25/2053 ~		323	324
Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~		732	696
PRPM LLC
3.750% due 03/25/2054 þ		403	395
PRPM Trust
6.265% due 12/25/2068 þ		265	266
Resloc U.K. PLC
2.561% due 12/15/2043 •	EUR	1,975	2,220
Structured Adjustable Rate Mortgage Loan Trust
4.792% due 09/25/2034 ~		$307	302
Towd Point Mortgage Funding - Granite 6 PLC
4.672% due 07/20/2053 •	GBP	292	387
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$759	728
4.294% due 02/25/2055 ~		500	484
UWM Mortgage Trust
2.500% due 11/25/2051 ~		879	723
WaMu Mortgage Pass-Through Certificates Trust
4.303% due 07/25/2045 •		52	51
4.343% due 10/25/2045 •		878	857

Total Non-Agency Mortgage-Backed Securities (Cost $14,622)			14,354

ASSET-BACKED SECURITIES 1.2%
AUTOMOBILE SEQUENTIAL 0.0%
Citizens Auto Receivables Trust
5.840% due 01/18/2028		53	53

HOME EQUITY OTHER 0.5%
Countrywide Asset-Backed Certificates Trust
4.303% due 12/25/2034 •		1,060	1,041
Merrill Lynch Mortgage Investors Trust
4.558% due 09/25/2035 •		10	10
RCKT Mortgage Trust
4.795% due 09/25/2055 þ		319	315

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust
4.763% due 10/25/2034 •		338	351

			1,717

OTHER ABS 0.7%
GreenSky Home Improvement Issuer Trust
5.320% due 03/25/2060		600	606
Nelnet Student Loan Trust
4.670% due 06/22/2065		335	328
4.959% due 06/22/2065 •		251	252
5.809% due 02/20/2041 •		197	201
PEAC Solutions Receivables LLC
4.940% due 10/20/2028		324	325
SMB Private Education Loan Trust
5.043% due 03/15/2056 •		561	566
5.240% due 03/15/2056		210	212

			2,490

Total Asset-Backed Securities (Cost $4,238)			4,260

SOVEREIGN ISSUES 6.7%
Abu Dhabi Government International Bonds
4.625% due 04/20/2033		400	399
4.875% due 04/30/2029		200	202
5.000% due 04/30/2034		200	203
Australia Government Bonds
2.750% due 06/21/2035	AUD	1,300	773
Canada Government Bonds
3.250% due 12/01/2034	CAD	445	313
Colombia Government International Bonds
5.375% due 01/21/2029		$200	200
Colombia TES
11.000% due 08/22/2029	COP	2,516,100	715
12.500% due 02/27/2030		667,000	196
12.750% due 11/28/2040		1,938,700	592
13.250% due 02/09/2033		2,037,300	629
European Union
2.875% due 10/05/2029	EUR	1,200	1,379
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	9,450	40
2.300% due 12/20/2054		114,050	508
2.400% due 03/20/2055		137,700	628
2.800% due 06/20/2055		80,000	398
3.200% due 09/20/2055		161,000	869
3.700% due 03/20/2056		62,300	370
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		140,000	683
2.400% due 03/20/2045		82,100	426
2.700% due 09/20/2045		7,450	40
Kuwait International Government Bonds
4.016% due 10/09/2028		$200	198
4.136% due 10/09/2030		200	196
4.804% due 04/20/2033		400	399
Mexico Government International Bonds
6.000% due 05/07/2036		200	200
6.250% due 08/27/2037		300	300
6.875% due 05/13/2037		600	630
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	700	382
4.750% due 02/20/2037		100	66
Peru Government Bonds
6.850% due 08/12/2035	PEN	650	200
7.300% due 08/12/2033		6,380	2,091
Peru Government International Bonds
5.375% due 02/08/2035		$500	505
6.150% due 08/12/2032	PEN	3,540	1,122
6.950% due 08/12/2031		722	240
Province of Quebec
4.450% due 09/01/2034	CAD	1,500	1,119
Qatar Government International Bonds
4.800% due 04/08/2033		$700	704
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	285
4.500% due 08/22/2035		100	66
Romania Government International Bonds
3.000% due 02/27/2027		$900	889
Saudi Government International Bonds
4.125% due 01/12/2029		1,100	1,084
4.750% due 01/16/2030		500	499
5.125% due 01/13/2028		400	403
Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	200	97
2.250% due 09/15/2033		300	173

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

U.K. Gilts
3.750% due 10/22/2053	GBP	600	600
4.375% due 07/31/2054		1,714	1,911

Total Sovereign Issues (Cost $24,360)			23,922

		SHARES
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Drillco Holdings Luxembourg SA «(f)		22,807	522
Foresea Holdings SA «		17,243	396

Total Common Stocks (Cost $801)			918

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.9%
Extra Space Storage LP
4.000% due 07/02/2026		$250	250
Glencore Funding LLC
4.050% due 08/10/2026		438	436
Global Payments, Inc.
4.220% due 07/01/2026		900	900
Humana, Inc.
3.990% due 07/06/2026		900	899
National Bank of Kuwait
4.070% due 09/18/2026		900	892
TELUS Corp.
4.300% due 07/06/2026		10	10
4.380% due 08/06/2026		15	15

			3,402

		SHARES
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690%(e)		554,754	555

Total Short-Term Instruments (Cost $3,957)			3,957

Total Investments in Securities (Cost $443,093)			433,545

INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III		1,676,404	16,330

Total Short-Term Instruments (Cost $16,326)			16,330

Total Investments in Affiliates (Cost $16,326)			16,330

Total Investments 125.3% (Cost $459,419)			$449,875
Financial Derivative Instruments (g)(i) 0.1%(Cost or Premiums, net $215)			436
Other Assets and Liabilities, net (25.4)%			(91,136)

Net Assets 100.0%			$359,175

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Principal only security.

(b)	When-issued security.

(c)	Zero coupon security.

(d)	Principal amount of security is adjusted for inflation.

(e)	Coupon represents a 7-Day Yield.

(f)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$457	$522	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	08/01/2056	$1,700	$(1,486)	$(1,482)

Total Short Sales (0.4)%				$(1,486)	$(1,482)

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	293	$32,198	$222	$0	$(87)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	169	34,836	(31)	0	(20)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	364	38,965	71	0	(68)
Long Gilt Futures	09/2026	54	6,390	116	9	(32)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	26	2,220	21	0	0
Three Month SONIA Index Futures	06/2027	11	3,500	16	0	(2)

				$415	$9	$(209)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Eurex 10 Year Euro BUND Futures	09/2026	55	$(8,002)	$(84)	$8	$0
Ultra U.S. Treasury Bond Futures	09/2026	33	(3,833)	(127)	25	0

				$(211)	$33	$0

Total Futures Contracts				$204	$42	$(209)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%	$1,800	$(11)	$32	$21	$0	$(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.308	600	(4)	10	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.413	300	(2)	7	5	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.609	500	7	2	9	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	0.836	600	66	(7)	59	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.264	400	69	(32)	37	0	0

						$125	$12	$137	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031		$16,300	$288	$74	$362	$0	$(2)
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031	EUR	1,750	32	13	45	1	0

						$320	$87	$407	$1	$(2)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000%	Annual	09/16/2036	GBP	3,700	$117	$27	$144	$10	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		310	15	4	19	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(6)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		670,000	(124)	306	182	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		$9,300	(595)	391	(204)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	8	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	126	29	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	37	37	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	65	65	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	63	63	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	2	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	4	4	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		1,000	(4)	1	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,200	(7)	29	22	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	19	19	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,449	(4)	43	39	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		200	0	4	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	91	91	19	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	29	29	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	12	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	50	50	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	37	37	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		426	1	8	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		200	0	5	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		400	0	8	8	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		600	(1)	2	1	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		700	(21)	21	0	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		2,500	72	(17)	55	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036		1,650	37	1	38	9	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	673	910	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	29	29	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	99	118	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		300	0	28	28	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	9	9	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	13	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	19	48	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		5,600	180	3	183	61	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(16)	7	(9)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	15	(8)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	(25)	(38)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		1,000	(1)	(38)	(39)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	3	3	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	5	5	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	7	7	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		12,360	(55)	(168)	(223)	0	(16)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		2,450	48	(4)	44	3	0
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	4,700	0	13	13	0	(1)
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		4,100	0	2	2	0	(1)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(36)	(62)	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(2)	(1)	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	3	3	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,700	2	(2)	0	1	0

							$(230)	$2,038	$1,808	$345	$(22)

Total Swap Agreements							$215	$2,137	$2,352	$346	$(25)

(h)	Securities with an aggregate market value of $2,763 and cash of $4,468 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.

(6)	Unsettled variation margin asset of $1 and liability (1) for closed futures are outstanding at period end.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	506		$362	$11	$0
	07/2026	NZD	1,452		857	33	0
	07/2026		$64	CAD	91	0	0
	07/2026		928	NZD	1,643	5	0
	08/2026	CAD	91		$64	0	0
	08/2026	NZD	1,643		929	0	(5)
BOA	07/2026	CHF	581		720	1	0
	07/2026	GBP	15		20	0	0
	07/2026	JPY	7,954		50	1	0
	07/2026		$36	KRW	54,465	0	(1)
	07/2026		497	NOK	4,843	0	(7)
	08/2026	ILS	295		$99	0	0
	09/2026	COP	3,142,731		838	0	(65)
	09/2026	MXN	9,191		525	3	0
	12/2026	COP	919,804		231	0	(28)
BPS	07/2026	CAD	995		703	1	0
	07/2026	CNH	504		74	0	0
	07/2026	IDR	10,310,641		573	0	(1)
	07/2026	ILS	493		167	2	0
	07/2026	JPY	62,105		389	7	0
	07/2026	SGD	1,395		1,079	1	0
	07/2026	THB	2,335		70	0	0
	07/2026		$1,008	GBP	761	1	0
	07/2026		510	IDR	9,087,407	0	(4)
	07/2026		427	ILS	1,244	0	(9)
	07/2026		1,186	INR	112,356	2	(3)
	07/2026		255	NOK	2,425	0	(10)
	07/2026		173	TWD	5,472	0	(2)
	08/2026	IDR	2,155,966		$120	0	0
	08/2026		$19	NOK	188	0	0
	09/2026	IDR	4,429,902		$244	0	(2)
	09/2026	THB	190		6	0	0
	09/2026		$393	COP	1,436,499	20	0
	09/2026		775	IDR	13,741,369	1	(13)
	09/2026		114	INR	10,804	0	0
	09/2026		50	THB	1,633	0	0
	12/2026		186	IDR	3,385,535	1	0
BRC	07/2026	ILS	546		$184	1	0
	07/2026	NZD	2,108		1,247	49	0
BSH	07/2026	JPY	142,573		897	20	0
	07/2026		$1,608	NZD	2,846	8	0
	08/2026	NZD	2,846		$1,610	0	(8)
	09/2026	COP	3,240,185		830	0	(101)
CBK	07/2026	CHF	64		80	1	0
	07/2026	ILS	550		189	4	0
	07/2026	JPY	14,000		87	1	0
	07/2026	PEN	1,700		492	0	(5)
	07/2026		$221	NOK	2,095	0	(9)
	07/2026		848	PEN	2,882	0	(5)
	07/2026		182	PLN	666	0	(5)
	07/2026		181	SEK	1,673	0	(9)
	07/2026		62	TWD	1,960	0	0
	08/2026	ILS	1,217		$423	14	0
	09/2026	COP	941,150		250	0	(21)
	09/2026	IDR	14,404,969		798	0	(2)
	09/2026	PEN	2,452		715	1	(1)
	09/2026	THB	4,870		147	0	(1)
	09/2026		$1,647	COP	6,015,103	82	0
	09/2026		185	IDR	3,293,351	0	(2)
	09/2026		3	PEN	10	0	0
	10/2026	PEN	2,217		$649	3	(1)
	12/2026		3,453		988	0	(16)
	12/2026		$798	IDR	14,501,422	2	0
DUB	07/2026	INR	17,106		$181	1	0
	07/2026	PEN	1,218		360	4	0
	07/2026		$320	CNH	2,165	0	(1)
	07/2026		121	INR	11,660	2	0
	07/2026		274	NOK	2,542	0	(17)
	07/2026		182	PLN	676	0	(3)
	09/2026	IDR	7,103,682		$395	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

	09/2026		$113	IDR	2,058,285	1	0
	09/2026		181	INR	17,222	0	0
	12/2026		395	IDR	7,151,435	0	0
FAR	07/2026	CNH	1,450		$214	0	0
	07/2026	GBP	3,599		4,840	66	0
	07/2026	JPY	3,307		21	0	0
	07/2026	PEN	1,002		296	3	0
	07/2026	SEK	996		103	0	0
	07/2026	SGD	4,922		3,858	54	0
	07/2026		$4,487	JPY	726,036	0	(22)
	07/2026		808	PLN	2,966	0	(19)
	08/2026	ILS	687		$240	9	0
	08/2026	JPY	724,136		4,487	22	0
	08/2026	PEN	1,318		390	5	0
	08/2026		$139	CNH	946	0	0
	08/2026		103	SEK	994	0	0
	09/2026		667	INR	63,913	4	0
GLM	07/2026		6,133	CAD	8,727	21	0
	07/2026		130	CNH	880	0	0
	07/2026		268	COP	922,256	1	0
	07/2026		708	PLN	2,641	0	(6)
	08/2026	CAD	8,715		$6,133	0	(21)
	08/2026		$90	INR	8,651	1	0
	09/2026	COP	922,256		$264	0	(1)
	09/2026	MXN	4,846		275	0	0
	09/2026	THB	13,825		428	10	0
	09/2026		$529	IDR	9,492,208	1	(3)
	09/2026		801	INR	77,156	10	0
JPM	07/2026	AUD	2,192		$1,562	45	0
	07/2026	CNH	272		40	0	0
	07/2026	ILS	1,447		485	0	(2)
	07/2026	NOK	16,723		1,689	0	0
	07/2026		$742	PLN	2,705	0	(23)
	08/2026	ILS	4,299		$1,466	20	0
	08/2026		$1,689	NOK	16,731	0	0
	09/2026	THB	16,486		$506	7	0
	09/2026		$298	COP	1,089,710	15	0
	09/2026		175	INR	16,688	0	0
	09/2026		4,878	MXN	84,851	0	(57)
	12/2026	MXN	260		$15	0	0
	12/2026		$651	MXN	11,483	0	(3)
MBC	07/2026	AUD	9		$7	0	0
	07/2026	CHF	1,693		2,161	66	0
	07/2026	INR	17,173		182	1	0
	07/2026	JPY	150,249		945	21	0
	07/2026	NOK	5,393		543	0	(2)
	07/2026	NZD	929		532	5	0
	07/2026	SEK	608		62	0	0
	07/2026		$1,031	AUD	1,495	3	0
	07/2026		433	GBP	322	0	(6)
	07/2026		280	INR	27,026	5	0
	07/2026		618	KRW	937,463	0	(12)
	07/2026		1,101	NOK	10,400	0	(51)
	08/2026	AUD	1,495		$1,031	0	(4)
	08/2026		$543	NOK	5,396	2	0
	08/2026		62	SEK	607	0	0
	09/2026	THB	5,405		$162	0	(2)
	09/2026		$621	INR	59,410	3	(1)
MYI	07/2026	IDR	3,421,881		$190	0	(1)
NGF	07/2026		$284	INR	27,277	4	0
	09/2026		113	IDR	2,010,654	0	(1)
SCX	07/2026	COP	922,256		$239	0	(29)
	07/2026	INR	13,468		142	0	0
	07/2026		$373	INR	35,768	5	0
	08/2026		224		21,487	2	0
	09/2026	THB	6,006		$185	3	0
	09/2026		$288	IDR	5,171,428	1	(2)
	09/2026		142	INR	13,558	0	0
SOG	07/2026	CNH	819		$121	0	0
	07/2026	EUR	8,147		9,504	195	0
	07/2026	JPY	345,938		2,178	50	0
	07/2026	PEN	2,111		624	7	0
	07/2026		$837	AUD	1,213	3	0
	07/2026		2,890	CHF	2,338	4	0
	07/2026		9,267	EUR	8,147	42	0
	07/2026		4,878	SGD	6,318	6	0
	08/2026	AUD	1,213		$836	0	(3)
	08/2026	CAD	73		52	0	0
	08/2026	CHF	2,329		2,890	0	(4)
	08/2026	EUR	8,147		9,280	0	(41)
	08/2026	SGD	6,304		4,878	0	(6)
SSB	07/2026	CAD	7,976		5,784	160	0
	07/2026	IDR	6,384,780		360	4	0
	07/2026		$56	CAD	80	0	0
	07/2026		3,345	GBP	2,531	12	0
	08/2026	CAD	80		$56	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2026 (Unaudited)

	08/2026	COP	2,149,985		564	0	(59)
	08/2026	GBP	2,531		3,345	0	(12)
UAG	07/2026		$185	PLN	678	0	(5)
	09/2026	COP	726,253		$188	0	(20)
	09/2026		$0	THB	7	0	0
	12/2026	COP	4,970,182		$1,274	0	(125)

Total Forward Foreign Currency Contracts						$1,182	$(900)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$76,504	$0	$76,504
Industrials	0	56,796	0	56,796
Utilities	0	26,038	0	26,038
Municipal Bonds & Notes
Arizona	0	366	0	366
Louisiana	0	790	0	790
Texas	0	404	0	404
West Virginia	0	906	0	906
U.S. Government Agencies	0	151,536	0	151,536
U.S. Treasury Obligations	0	72,794	0	72,794
Non-Agency Mortgage-Backed Securities	0	14,354	0	14,354
Asset-Backed Securities
Automobile Sequential	0	53	0	53
Home Equity Other	0	1,717	0	1,717
Other ABS	0	2,490	0	2,490
Sovereign Issues	0	23,922	0	23,922
Common Stocks
Industrials	0	0	918	918
Short-Term Instruments
Commercial Paper	0	3,402	0	3,402
Mutual Funds	555	0	0	555

	$555	$432,072	$918	$433,545
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16,330	$0	$0	$16,330

Total Investments	$16,885	$432,072	$918	$449,875

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,482)	$0	$(1,482)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	17	371	0	388
Over the counter	0	1,182	0	1,182

	$17	$1,553	$0	$1,570
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(34)	(200)	0	(234)
Over the counter	0	(900)	0	(900)

	$(34)	$(1,100)	$0	$(1,134)

Total Financial Derivative Instruments	$(17)	$453	$0	$436

Totals	$16,868	$431,043	$918	$448,829

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust